Note 11 - Share Capital (Details Textual)					12 Months Ended			24 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 21, 2018 CAD ($) $ / shares shares	Nov. 02, 2016 USD ($) shares	Nov. 02, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Nov. 02, 2016 CAD ($) shares
Statement Line Items [Line Items]
Class of Warrant or Right, Term	2	2	5	5
Expected dividend as percentage, warrants	0.00%	0.00%	0.00%	0.00%
Risk free interest rate, warrants	1.86%	1.86%	0.68%	0.68%
Expected volatility, warrants	94.77%	94.77%	91.37%	91.37%
Issued warrants | $					$ 8,303,738	$ 5,985,378	$ 5,985,378	$ 5,985,378
Number of share options granted in share-based payment arrangement					13,690,479	15,425,000	4,025,000
At fair value [member]
Statement Line Items [Line Items]
Issued warrants	$ 2,286,426		$ 5,985,378						$ 8,015,323
Issued compensation options | $	$ 479,204
Equity units [member]
Statement Line Items [Line Items]
Total number of shares issued	25,090,700		34,800,000						34,800,000
Weighted average share price	$ 0.425	$ 0.55	$ 0.269	$ 0.36
Proceeds from issuing shares	$ 10,663,548	$ 13,799,885	$ 9,349,254	$ 12,528,000
Number of common shares per equity unit issued	1		1						1
Number of common shares purchase warrants per equity unit issued	0.5		0.5						0.5
Number of common shares entitled per whole warrant	1		1						1
Class of Warrant or Right, Term			5	5
Brokerage fee expense	$ 639,813		$ 654,447	$ 876,960
Share issue related cost	$ 492,177		510,570	666,618
Broker gross proceeds percentage commision	6.00%	6.00%
Number of units acquired	281,000	281,000
Price per unit of units acquired | (per share)	$ 0.425	$ 0.55
Units acquired, gross proceeds	$ 119,425	$ 154,550
Warrants [member]
Statement Line Items [Line Items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	0.58	0.75	$ 0.388	$ 0.52	$ 0.39			$ 0.51
Compensation options [member]
Statement Line Items [Line Items]
Weighted average share price	$ 0.425	0.55
Number of common shares per equity unit issued	1
Number of common shares purchase warrants per equity unit issued	0.5
Number of common shares entitled per whole warrant	1
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0.425	$ 0.55
Number of share options granted in share-based payment arrangement	1,505,442	1,505,442
Number of equity units exercisable per compensation option	1